Finance Expense - Summary of Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Expense [Abstract]
Interest on debts and borrowings	€ 3,734	€ 3,363	€ 4,286
Financial discounts and other expenses	138	102	102
Interest on lease liabilities	581	573	585
Financial component IAS 19	268	118	28
Foreign currency exchange losses	23,408	19,136	10,172
Derivatives devaluation	3,086	5,966	3,211
Other fair value adjustments	202	582	424
Total finance expense	€ 31,417	€ 29,840	€ 18,808